Schedule of liquidity risk (Details) - Liquidity risk [member] R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	R$ 26,772,677
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	5,146,307
Changes in Actuarial Assets
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	11,242,276
Payable Related To Concession [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,042,370
Accounts Payable To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,710,984
Ordinary financing of taxes with the federal tax authorities
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,363,440
Special Tax Regularization Program Pert [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	544,992
Sectorial Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	330,748
Lease Liability [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	391,560
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,489,258
Not later than one month [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	37,039
Not later than one month [member] | Changes in Actuarial Assets
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	65,956
Not later than one month [member] | Payable Related To Concession [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	8,948
Not later than one month [member] | Accounts Payable To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,355,760
Not later than one month [member] | Ordinary financing of taxes with the federal tax authorities
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow
Not later than one month [member] | Special Tax Regularization Program Pert [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	4,375
Not later than one month [member] | Sectorial Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	11,736
Not later than one month [member] | Lease Liability [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	5,444
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	452,074
Later than one month and not later than three months [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	97,025
Later than one month and not later than three months [member] | Changes in Actuarial Assets
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	56,696
Later than one month and not later than three months [member] | Payable Related To Concession [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	17,904
Later than one month and not later than three months [member] | Accounts Payable To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	236,941
Later than one month and not later than three months [member] | Ordinary financing of taxes with the federal tax authorities
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow
Later than one month and not later than three months [member] | Special Tax Regularization Program Pert [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	8,829
Later than one month and not later than three months [member] | Sectorial Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	23,760
Later than one month and not later than three months [member] | Lease Liability [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	10,919
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,794,578
Later than three months and not later than one year [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	729,794
Later than three months and not later than one year [member] | Changes in Actuarial Assets
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,727,331
Later than three months and not later than one year [member] | Payable Related To Concession [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	82,977
Later than three months and not later than one year [member] | Accounts Payable To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	51,322
Later than three months and not later than one year [member] | Ordinary financing of taxes with the federal tax authorities
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow
Later than three months and not later than one year [member] | Special Tax Regularization Program Pert [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	41,411
Later than three months and not later than one year [member] | Sectorial Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	112,857
Later than three months and not later than one year [member] | Lease Liability [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	48,886
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	12,901,790
Later than one year and not later than five years [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,047,981
Later than one year and not later than five years [member] | Changes in Actuarial Assets
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	6,362,806
Later than one year and not later than five years [member] | Payable Related To Concession [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	500,875
Later than one year and not later than five years [member] | Accounts Payable To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	66,961
Later than one year and not later than five years [member] | Ordinary financing of taxes with the federal tax authorities
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,363,440
Later than one year and not later than five years [member] | Special Tax Regularization Program Pert [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	258,120
Later than one year and not later than five years [member] | Sectorial Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	182,395
Later than one year and not later than five years [member] | Lease Liability [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	119,212
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	7,134,977
Later than five years [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,234,468
Later than five years [member] | Changes in Actuarial Assets
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,029,487
Later than five years [member] | Payable Related To Concession [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,431,666
Later than five years [member] | Accounts Payable To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow
Later than five years [member] | Ordinary financing of taxes with the federal tax authorities
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow
Later than five years [member] | Special Tax Regularization Program Pert [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	232,257
Later than five years [member] | Sectorial Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow
Later than five years [member] | Lease Liability [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	R$ 207,099